SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Additional paid-in capital	$ 0		$ 0		$ 0	$ 197,035
Retained earnings (accumulated deficit)	(7,324,015)		(7,324,015)		(5,933,870)	174,385
Earnings per common share:
Basic (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)	$ (30.77)
Diluted (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)	$ (100.64)	$ (30.77)
Scenario, Previously Reported [Member]
Accounting Policies [Line Items]
Additional paid-in capital						5,284,042
Retained earnings (accumulated deficit)						(4,912,622)
Earnings per common share:
Basic (in dollars per share)						$ 90.33
Diluted (in dollars per share)						$ 90.33
Restatement Adjustment [Member]
Accounting Policies [Line Items]
Additional paid-in capital						(5,087,007)
Retained earnings (accumulated deficit)						$ 5,087,007
Earnings per common share:
Basic (in dollars per share)						$ (121.10)
Diluted (in dollars per share)						$ (121.10)